Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding
SEC-defined
executive “compensation actually paid” (“CAP”) for the fiscal years listed below in a pay versus performance (“PVP”) table. The PVP table shows CAP for Kevin S. Kim, our President & Chief Executive Officer, who has been identified the principal executive officer (“PEO”) and the average CAP for our other NEOs. Also as required by the SEC, this section compares CAP to various measures used to gauge performance at the Company. You should refer to our CD&A for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions. Compensation decisions are made independently of disclosure requirements.
Pay Versus Performance Table – Compensation Definitions
Salary, Bonus,
Non-Equity
Incentive Plan Compensation and All Other Compensation are each calculated in the same manner for purposes of both CAP and “Summary Compensation Table” (“SCT”) values. The primary difference between the calculation of CAP and SCT total compensation is the calculation of the value of “Stock Awards” and “Option Awards,” with the differences in how these awards are valued for purposes of SCT total and CAP described in the footnotes below.
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table total for PEO	Compensation actually paid to PEO (2)(3)	Average summary compensation table total for non-PEO NEOs (2)	Average compensation actually paid to non-PEO NEOs (2)	Total Stockholder Return	Peer Group Total Stockholder Return (3)	Net Income (in millions)	EPS

2023	$3,007,465	$2,127,017	$725,042	$664,419	$ 99	$116	$134	$1.11

2022	$3,560,324	$3,098,642	$776,244	$710,168	$ 99	$116	$218	$1.81

2021	$3,356,442	$3,886,346	$872,446	$996,037	$110	$125	$205	$1.66

2020	$2,823,802	$2,122,078	$822,295	$670,951	$ 78	$ 91	$112	$0.90

(1)	The PEO and non-PEO NEOs are each indicated in the table below for each fiscal year.

Year	PEO	Non-PEO NEOs

2023	Kevin S. Kim	Julianna Balicka, Kyu S. Kim, Peter Koh, Thomas P. Stenger, David Malone, Alex Ko

2022	Kevin S. Kim	Kyu S. Kim, Peter J. Koh, Thomas P. Stenger, Alex Ko

2021	Kevin S. Kim	David P. Malone, Kyu S. Kim, Thomas P. Stenger, Alex Ko

2020	Kevin S. Kim	David P. Malone, Kyu S. Kim, Thomas P. Stenger, Alex Ko

(2)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). The CAP was calculated beginning with the PEO’s “Summary Compensation Table”

total, and the average of the
Non-PEO
NEOs “Summary Compensation Table”

total, with the following amounts being added or deducted from the applicable total compensation:

Adjustments from Summary Compensation Table		Deduction for amounts reported under the “Stock Awards” column in the “Summary Compensation Table” (a)	Increase based on fair value of awards granted during the covered fiscal year that remain unvested as of year-end, determined as of year- end (b)	Increase based on fair value of awards granted during the covered fiscal year that vested during the year, determined as of the vesting date (b)	Increase (deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end of covered fiscal year (b)	Increase (deduction) for change in fair value from prior-year end to vesting date of awards granted prior to covered fiscal year that vested during the covered fiscal year (b)	Total Adjustments

PEO	2023	$(1,234,428)	$967,339	$1,003	$(297,917)	$(316,445)	$(880,448)

	2022	$(1,428,155)	$1,224,340	—	$(287,720)	$29,852	$(461,683)

	2021	$(1,293,088)	$1,359,961	—	$207,858	$255,172	$529,903

	2020	$(1,134,628)	$1,447,187	—	$(748,484)	$(265,799)	$(701,724)

Non-PEO NEOs	2023	$(164,274)	$170,363	$1,001	$(22,404)	$(45,308)	$(60,622)

	2022	$(232,490)	$193,821	$374	$(37,420)	$9,639	$(66,076)

	2021	$(265,504)	$270,365	—	$48,129	$70,600	$123,590

	2020	$(239,245)	$279,249	—	$(136,321)	$(55,027)	$(151,344)

(a)
Reflects the deduction of the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We did not grant any option awards during these years, so no deductions were made under the Stock Option column of the SCT. In addition, we do not sponsor or maintain any defined benefit pension plans and, therefore, no deduction was made related to pension value. Finally, certain performance awards granted in prior fiscal years failed to meet applicable vesting conditions during the applicable fiscal years, which is reflected in the adjustments.

(b)
The fair value of stock awards was based on the closing price of the Company’s Common Stock at the relevant year-end
or vesting dates and projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amounts of 150%. The closing price of the Company’s Common Stock on December 31, 2023, 2022, 2021 and 2020, was $12.08, $12.81, $14.71 and $10.91, respectively. With regards to the fair value of each LTIP performance based relative TSR award, the value was determined assuming the most probable outcome achieved using the Monte-Carlo simulation model, as well as projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amount of 150%. The below chart shows the fair value at December 31, 2023, 2022, 2021 and 2020, based on the Monte Carlo simulation model, as well as the grant date fair values based on the model:

	Fair Value as of December 31				Fair Value as of Grant Date
Description of Award	2023	2022	2021	2020

2023 LTIP (Performance-Based Relative TSR)	$10.60	N/A	N/A	N/A	$8.21

2022 LTIP (Performance-Based Relative TSR)	$10.17	$10.02	N/A	N/A	$17.21

2021 LTIP (Performance-Based Relative TSR)	$12.08	$12.77	$15.78	N/A	$16.09

2020 LTIP (Performance-Based Relative TSR)	N/A	$12.81	$11.60	$7.86	$5.77

(3)
The total stockholder return was determined using a $100 investment on December 31, 2019 and includes stock price appreciation, plus reinvested dividends as of December 31, 2020, and valued again on each of December 31, 2021, 2022 and 2023. The peer group total stockholder return was calculated in the same manner (which includes stock price appreciation, plus reinvested dividends) based on the cumulative total return of the KBW Nasdaq Regional Banking Index.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
(1)	The PEO and non-PEO NEOs are each indicated in the table below for each fiscal year.

Year	PEO	Non-PEO NEOs

2023	Kevin S. Kim	Julianna Balicka, Kyu S. Kim, Peter Koh, Thomas P. Stenger, David Malone, Alex Ko

2022	Kevin S. Kim	Kyu S. Kim, Peter J. Koh, Thomas P. Stenger, Alex Ko

2021	Kevin S. Kim	David P. Malone, Kyu S. Kim, Thomas P. Stenger, Alex Ko

2020	Kevin S. Kim	David P. Malone, Kyu S. Kim, Thomas P. Stenger, Alex Ko

Peer Group Issuers, Footnote	The peer group total stockholder return was calculated in the same manner (which includes stock price appreciation, plus reinvested dividends) based on the cumulative total return of the KBW Nasdaq Regional Banking Index.
PEO Total Compensation Amount	$ 3,007,465	$ 3,560,324	$ 3,356,442	$ 2,823,802
PEO Actually Paid Compensation Amount	$ 2,127,017	3,098,642	3,886,346	2,122,078
Adjustment To PEO Compensation, Footnote
(2)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). The CAP was calculated beginning with the PEO’s “Summary Compensation Table”

total, and the average of the
Non-PEO
NEOs “Summary Compensation Table”

total, with the following amounts being added or deducted from the applicable total compensation:

Adjustments from Summary Compensation Table		Deduction for amounts reported under the “Stock Awards” column in the “Summary Compensation Table” (a)	Increase based on fair value of awards granted during the covered fiscal year that remain unvested as of year-end, determined as of year- end (b)	Increase based on fair value of awards granted during the covered fiscal year that vested during the year, determined as of the vesting date (b)	Increase (deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end of covered fiscal year (b)	Increase (deduction) for change in fair value from prior-year end to vesting date of awards granted prior to covered fiscal year that vested during the covered fiscal year (b)	Total Adjustments

PEO	2023	$(1,234,428)	$967,339	$1,003	$(297,917)	$(316,445)	$(880,448)

	2022	$(1,428,155)	$1,224,340	—	$(287,720)	$29,852	$(461,683)

	2021	$(1,293,088)	$1,359,961	—	$207,858	$255,172	$529,903

	2020	$(1,134,628)	$1,447,187	—	$(748,484)	$(265,799)	$(701,724)

Non-PEO NEOs	2023	$(164,274)	$170,363	$1,001	$(22,404)	$(45,308)	$(60,622)

	2022	$(232,490)	$193,821	$374	$(37,420)	$9,639	$(66,076)

	2021	$(265,504)	$270,365	—	$48,129	$70,600	$123,590

	2020	$(239,245)	$279,249	—	$(136,321)	$(55,027)	$(151,344)

(a)
Reflects the deduction of the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We did not grant any option awards during these years, so no deductions were made under the Stock Option column of the SCT. In addition, we do not sponsor or maintain any defined benefit pension plans and, therefore, no deduction was made related to pension value. Finally, certain performance awards granted in prior fiscal years failed to meet applicable vesting conditions during the applicable fiscal years, which is reflected in the adjustments.

(b)
The fair value of stock awards was based on the closing price of the Company’s Common Stock at the relevant year-end
or vesting dates and projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amounts of 150%. The closing price of the Company’s Common Stock on December 31, 2023, 2022, 2021 and 2020, was $12.08, $12.81, $14.71 and $10.91, respectively. With regards to the fair value of each LTIP performance based relative TSR award, the value was determined assuming the most probable outcome achieved using the Monte-Carlo simulation model, as well as projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amount of 150%. The below chart shows the fair value at December 31, 2023, 2022, 2021 and 2020, based on the Monte Carlo simulation model, as well as the grant date fair values based on the model:

	Fair Value as of December 31				Fair Value as of Grant Date
Description of Award	2023	2022	2021	2020

2023 LTIP (Performance-Based Relative TSR)	$10.60	N/A	N/A	N/A	$8.21

2022 LTIP (Performance-Based Relative TSR)	$10.17	$10.02	N/A	N/A	$17.21

2021 LTIP (Performance-Based Relative TSR)	$12.08	$12.77	$15.78	N/A	$16.09

2020 LTIP (Performance-Based Relative TSR)	N/A	$12.81	$11.60	$7.86	$5.77

Non-PEO NEO Average Total Compensation Amount	$ 725,042	776,244	872,446	822,295
Non-PEO NEO Average Compensation Actually Paid Amount	$ 664,419	710,168	996,037	670,951
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). The CAP was calculated beginning with the PEO’s “Summary Compensation Table”

total, and the average of the
Non-PEO
NEOs “Summary Compensation Table”

total, with the following amounts being added or deducted from the applicable total compensation:

Adjustments from Summary Compensation Table		Deduction for amounts reported under the “Stock Awards” column in the “Summary Compensation Table” (a)	Increase based on fair value of awards granted during the covered fiscal year that remain unvested as of year-end, determined as of year- end (b)	Increase based on fair value of awards granted during the covered fiscal year that vested during the year, determined as of the vesting date (b)	Increase (deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end of covered fiscal year (b)	Increase (deduction) for change in fair value from prior-year end to vesting date of awards granted prior to covered fiscal year that vested during the covered fiscal year (b)	Total Adjustments

PEO	2023	$(1,234,428)	$967,339	$1,003	$(297,917)	$(316,445)	$(880,448)

	2022	$(1,428,155)	$1,224,340	—	$(287,720)	$29,852	$(461,683)

	2021	$(1,293,088)	$1,359,961	—	$207,858	$255,172	$529,903

	2020	$(1,134,628)	$1,447,187	—	$(748,484)	$(265,799)	$(701,724)

Non-PEO NEOs	2023	$(164,274)	$170,363	$1,001	$(22,404)	$(45,308)	$(60,622)

	2022	$(232,490)	$193,821	$374	$(37,420)	$9,639	$(66,076)

	2021	$(265,504)	$270,365	—	$48,129	$70,600	$123,590

	2020	$(239,245)	$279,249	—	$(136,321)	$(55,027)	$(151,344)

(a)
Reflects the deduction of the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We did not grant any option awards during these years, so no deductions were made under the Stock Option column of the SCT. In addition, we do not sponsor or maintain any defined benefit pension plans and, therefore, no deduction was made related to pension value. Finally, certain performance awards granted in prior fiscal years failed to meet applicable vesting conditions during the applicable fiscal years, which is reflected in the adjustments.

(b)
The fair value of stock awards was based on the closing price of the Company’s Common Stock at the relevant year-end
or vesting dates and projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amounts of 150%. The closing price of the Company’s Common Stock on December 31, 2023, 2022, 2021 and 2020, was $12.08, $12.81, $14.71 and $10.91, respectively. With regards to the fair value of each LTIP performance based relative TSR award, the value was determined assuming the most probable outcome achieved using the Monte-Carlo simulation model, as well as projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amount of 150%. The below chart shows the fair value at December 31, 2023, 2022, 2021 and 2020, based on the Monte Carlo simulation model, as well as the grant date fair values based on the model:

	Fair Value as of December 31				Fair Value as of Grant Date
Description of Award	2023	2022	2021	2020

2023 LTIP (Performance-Based Relative TSR)	$10.60	N/A	N/A	N/A	$8.21

2022 LTIP (Performance-Based Relative TSR)	$10.17	$10.02	N/A	N/A	$17.21

2021 LTIP (Performance-Based Relative TSR)	$12.08	$12.77	$15.78	N/A	$16.09

2020 LTIP (Performance-Based Relative TSR)	N/A	$12.81	$11.60	$7.86	$5.77

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2023 to our performance were as listed below. We determined EPS to be the most important such financial performance measure.

Financial Performance Measures

• EPS

• Return on Average Tangible Common Equity

• Total Stockholder Return

• Net Interest Margin

• Efficiency Ratio

• Total Loan Growth

• Total Deposit Growth ex. Brokered

Total Shareholder Return Amount	$ 99	99	110	78
Peer Group Total Shareholder Return Amount	116	116	125	91
Net Income (Loss)	$ 134,000,000	$ 218,000,000	$ 205,000,000	$ 112,000,000
Company Selected Measure Amount	1.11	1.81	1.66	0.9
PEO Name	Kevin S. Kim	Kevin S. Kim	Kevin S. Kim	Kevin S. Kim
Measure:: 1
Pay vs Performance Disclosure
Name	EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Tangible Common Equity
Measure:: 3
Pay vs Performance Disclosure
Name	Total Stockholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Net Interest Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 6
Pay vs Performance Disclosure
Name	Total Loan Growth
Measure:: 7
Pay vs Performance Disclosure
Name	Total Deposit Growth ex. Brokered
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (880,448)	$ (461,683)	$ 529,903	$ (701,724)
PEO | Deduction for amounts reported under the "Stock Awards" column in the "Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,234,428)	(1,428,155)	(1,293,088)	(1,134,628)
PEO | Increase based on fair value of awards granted during the year that remain unvested as of yearend, determined as of yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	967,339	1,224,340	1,359,961	1,447,187
PEO | Increase based on fair value of awards granted during the covered fiscal year that vested during the year, determined as of the vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,003	0	0	0
PEO | Increase (deduction) for change in fair value from prior yearend to current yearend of awards granted prior to year that were outstanding and unvested as of yearend of covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(297,917)	(287,720)	207,858	(748,484)
PEO | Increase (deduction) for change in fair value from prioryear end to vesting date of awards granted prior to covered fiscal year that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(316,445)	29,852	255,172	(265,799)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,622)	(66,076)	123,590	(151,344)
Non-PEO NEO | Deduction for amounts reported under the "Stock Awards" column in the "Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(164,274)	(232,490)	(265,504)	(239,245)
Non-PEO NEO | Increase based on fair value of awards granted during the year that remain unvested as of yearend, determined as of yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,363	193,821	270,365	279,249
Non-PEO NEO | Increase based on fair value of awards granted during the covered fiscal year that vested during the year, determined as of the vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,001	374	0	0
Non-PEO NEO | Increase (deduction) for change in fair value from prior yearend to current yearend of awards granted prior to year that were outstanding and unvested as of yearend of covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,404)	(37,420)	48,129	(136,321)
Non-PEO NEO | Increase (deduction) for change in fair value from prioryear end to vesting date of awards granted prior to covered fiscal year that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (45,308)	$ 9,639	$ 70,600	$ (55,027)